COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies	12 Months Ended
Dec. 31, 2020 USD ($)
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Value	$ 404,279,000
Superintendencia Nacional de Aduanas y de Administración Tributaria [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Per S.A.
Type	Twenty six letters of credit
Value	$ 188,524,000
Release date	Jan-20-21
Aena Aeropuertos S.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Four letters of credit
Value	$ 2,871
Release date	Dec-04-21
American Alternative Insurance Corporation [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Eight letters of credit
Value	$ 4,240,000
Release date	Apr-05-21
Comisión Europea [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 9,682,000
Release date	Mar-29-21
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 1,500,000
Release date	Jun-18-21
Metropolitan Dade County [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Seven letters of credit
Value	$ 2,463,000
Release date	Apr-09-21
BBVA [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 4,476,000
Release date	Jan-16-22
JFK International Air Terminal LLC. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 2,300,000
Release date	Jan-27-21
Sociedad Concesionaria Pudahuel S.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Sixteen letters of credit
Value	$ 1,953,000
Release date	Apr-01-21
Servicio Nacional de Aduanas [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Five letters of credit
Value	$ 2,574,000
Release date	Apr-01-21
Tesorería Nacional de la República [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Five letters of credit
Value	$ 1,416,000
Release date	Apr-30-21
Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Eleven insurance policy guarantee
Value	$ 14,972,000
Release date	Apr-01-21
União Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Six insurance policy guarantee
Value	$ 53,718,000
Release date	Nov-09-21
Procuradoria da Fazenda Nacional [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 6,060,000
Release date	Aug-10-21
Tribunal de Justição de São Paulo [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Two insurance policy guarantee
Value	$ 1,047,000
Release date	Sep-23-24
17a Vara Cível da Comarca da Capital de João Pessoa/PB. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 2,300,000
Release date	Jun-25-23
14ª Vara Federal da Seção Judiciária de Distrito Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 1,373,000
Release date	May-29-25
Vara das Execuções Fiscais Estaduais [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Two insurance policy guarantee
Value	$ 2,722,000
Release date	Jul-05-23
Vara Civel Campinas SP [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 1,487,000
Release date	Jun-14-24
JFK International Air Terminal LLC. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An letter of credit
Value	$ 1,300,000
Release date	Jan-10-21
7ª Turma do Tribunal Regional Federal da 1ª Região [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 41,993,000
Release date	Apr-20-23
Vara de Execuções Fiscais Estaduais da Comarca de São Paulo [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Three insurance policy guarantee
Value	$ 10,775,000
Release date	Jul-05-23
Bond Safeguard Insurance Company [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Four insurance policy guarantee
Value	$ 2,700,000
Release date	Jul-14-21
Uniao Federal Fazenda Nacional [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Four insurance policy guarantee
Value	$ 2,304,000
Release date	Nov-16-25
Unia o Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S.A.
Type	Four insurance policy guarantee
Value	$ 31,247,000
Release date	Feb-22-21
Vara Federal da Subseção de Campinas SP [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S.A.
Type	An insurance policy guarantee
Value	$ 1,560,000
Release date	Feb-20-23
Tribunal de Justição de São Paulo.[Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S.A.
Type	Two insurance policy guarantee
Value	$ 5,084,000
Release date	Sep-23-24
7ª Turma do Tribunal Regional Federal da 1ª Região [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S.A.
Type	An insurance policy guarantee
Value	$ 1,638,000
Release date	May-07-23